Commitments and Contingencies - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Long-term contracts, contract price	$ 24,525,000	$ 2,377,000
Long-term contracts, commitments amount	22,682,000	2,030,000
Letter of credit	3,254,000
Refundable deposits of the long term contract for purchase agreements with suppliers	237,000,000	230,000,000
Contractual obligation	2,088,000,000	$ 2,655,000,000
Amount of Obligations Expected To Be Paid in the next 12 months	$ 625,000,000